Cash Account Trust

--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

--------------------------------------------------------------------------------

We are pleased to provide you with the Cash Account Trust semiannual report for the six month period ended October 31, 1997.


Your fund's management greatly appreciates your decision to invest in Cash Account Trust. During the past six months, each of the fund's portfolios, Money Market, Government Securities and Tax-Exempt, registered solid performance and achieved its objective of providing maximum current income.

ECONOMIC REVIEW AND OUTLOOK
The U.S. economy is strong and continues to move forward. GDP grew 3.5% in the third quarter, consumer spending surged and inflation remained benign. Fortunately, our strong domestic economic foundation was not shaken by the market correction on October 27th which was engendered by stumbling Southeast Asia economies. The U.S. equity market quickly rebounded. Our forecast calls for moderate economic growth, stable interest rates and subdued inflation. While we can not rule out another market event, we would expect the U.S. market to again demonstrate its resiliency.

In this context, money market funds such as Cash Account Trust should offer the opportunity for attractive yields and should continue to be an excellent place to invest your money to preserve value.

Your fund's management thanks you for the vote of confidence you have shown through your investment and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,

John W. Stuebe
John W. Stuebe

Vice President and Portfolio Manager

December 14, 1997

John Stuebe is Senior Vice President of Zurich Kemper Investments, Inc. and Vice President and Portfolio Manager of Cash Account Trust. Mr. Stuebe holds a B.S. degree in finance from the University of Illinois and a M.S. degree in economics from DePaul University.

PORTFOLIO RESULTS
For the six month period ended October 31,1997, the fund's three portfolios had the following net annualized yields:

The Money Market Portfolio had a net annualized yield of 4.71%.

The Government Securities Portfolio had a net annualized yield of 4.68%.

The Tax-Exempt Portfolio had a net annualized yield of 2.96% and a tax-equivalent yield of 4.71%.

NOTES
An investment in the fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a portfolio will be able to maintain a stable net asset value of $1.00 per share.

Each portfolio's net annualized yield for the six month period ended October 31, 1997, is the sum of the daily dividend rates for the period. The tax-equivalent yield for the Tax-Exempt Portfolio is based on a marginal federal income tax rate of 37.1%. Income from the Tax-Exempt Portfolio may be subject to state and local taxes, and, for some investors, a portion of income may be subject to the alternative minimum tax. Yields are historical and do not represent future yields, which will fluctuate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.

Cash Account Trust                                                             2

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at October 31, 1997
(Value in thousands)

--------------------------------------------------------------------------------

Corporate Obligations                                Value
BANKING--6.2%
----------------------------------------------------------
Credit Lyonnais, N.A., Inc.
  5.78%, 1/20/98                                $   19,747
----------------------------------------------------------
Deutsche Bank Financial, Inc.
  5.54%, 11/10/97                                   24,965
----------------------------------------------------------
Societe Generale North America, Inc.
  5.57%, 12/10/97                                   29,821
----------------------------------------------------------
UBS Finance, Inc.
  5.69%, 11/3/97                                    24,992
----------------------------------------------------------
                                                    99,525
BUSINESS LOANS--23.4%
----------------------------------------------------------
Ace Overseas Corp.
  5.78%, 1/22/98                                    14,805
----------------------------------------------------------
B.I. Funding, Inc.
  5.60%, 11/19/97                                    9,972
----------------------------------------------------------
Banner Receivables Corp.
  5.62%, 12/11/97                                    9,938
----------------------------------------------------------
CXC, Inc.
  5.59%, 11/17/97                                   29,926
----------------------------------------------------------
Corporate Receivables Corp.
  5.61%, 11/7/97                                     9,991
----------------------------------------------------------
Enterprise Capital Funding Corp.
  5.62%, 12/12/97                                   24,841
----------------------------------------------------------
FP Funding Corp.
  5.59%, 11/7/97                                    24,977
----------------------------------------------------------
First Brands Corp.
  5.61%, 11/14/97 - 11/20/97                        19,951
----------------------------------------------------------
Gotham Capital Corp.
  5.78%, 1/26/98                                     9,864
----------------------------------------------------------
International Securitization Corp.
  5.60%, 11/19/97                                   24,931
----------------------------------------------------------
Jet Funding Corp.
  5.84%, 2/2/98                                     14,777
----------------------------------------------------------
Madison Funding Corp.
  5.63%, 12/11/97                                    9,938
----------------------------------------------------------
Monte Rosa Capital Corp.
  5.57% - 5.62%, 11/17/97 - 11/21/97                24,929
----------------------------------------------------------
Sheffield Receivables Corp.
  5.59%, 11/17/97                                   24,938
----------------------------------------------------------
Strategic Asset Funding Corp.
  5.79%, 2/2/98                                      9,853
----------------------------------------------------------
Thunder Bay Funding, Inc.
  5.58%, 11/7/97                                    34,968
----------------------------------------------------------
Variable Funding Capital Corp.
  5.60% - 5.64%, 11/7/97 - 12/12/97                 29,891
----------------------------------------------------------

Corporate Obligations                                Value
WCP Funding, Inc.
  5.61%, 11/5/97                                $    9,994
----------------------------------------------------------
Windmill Funding Corp.
  5.59%, 12/18/97                                   19,855
----------------------------------------------------------
Working Capital Management Co., L.P.
  5.69%, 12/9/97                                    14,910
----------------------------------------------------------
                                                   373,249
CAPITAL AND EQUIPMENT LENDING--12.2%
----------------------------------------------------------
American Honda Finance Corp.
(a)  5.72% - 5.80%, 11/3/97 - 1/23/98               30,008
  5.60%, 11/6/97                                     9,992
----------------------------------------------------------
BTM Capital Corp.
  5.78%, 1/23/98                                     9,869
----------------------------------------------------------
Ford Motor Credit Co.
  5.58%, 11/7/97                                     9,991
----------------------------------------------------------
Mitsubishi Motors Credit of America, Inc.
  5.77% - 5.78%, 1/13/98 - 1/26/98                  39,486
----------------------------------------------------------
SRD Finance, Inc.
  5.61% - 5.77%, 11/13/97 - 1/8/98                  54,743
----------------------------------------------------------
Sanwa Business Credit Corp.
(a)  5.65% - 5.82%, 11/10/97 -11/17/97              15,001
  5.61%, 11/21/97                                   24,923
----------------------------------------------------------
                                                   194,013
CAPTIVE BUSINESS LENDING--10.5%
----------------------------------------------------------
B.A.T. Capital Corp.
  5.61%, 11/18/97                                    9,974
----------------------------------------------------------
(a)(b)Capital One Funding Corp.
  5.61%, 11/7/97                                     8,623
----------------------------------------------------------
(a)FINOVA Capital Corp.
  5.68%, 11/13/97                                   10,000
----------------------------------------------------------
Green Tree Financial Corp.
  5.72% - 5.73%, 12/12/97 - 12/16/97                24,829
----------------------------------------------------------
Nichimen America, Inc.
  5.65%, 12/3/97                                     9,950
----------------------------------------------------------
Orix America, Inc.
  5.60% - 5.68%, 11/3/97 - 12/4/97                  33,940
----------------------------------------------------------
Philip Morris Cos., Inc.
  5.51%, 11/3/97                                    24,992
----------------------------------------------------------
Prudential Funding Corp.
(a)  5.68%, 11/10/97                                10,002
  5.54% - 5.55%, 11/18/97 - 11/20/97                19,945
----------------------------------------------------------
Sony Capital Corp.
  5.56%, 12/11/97                                   14,908
----------------------------------------------------------
                                                   167,163

Cash Account Trust                                                             3
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at October 31, 1997
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
CONSUMER LENDING--5.2%
----------------------------------------------------------
Countrywide Funding Corp.
  5.57% - 5.62%, 11/7/97 - 12/1/97              $   29,917
----------------------------------------------------------
(a)Federal National Mortgage Association
  5.29%, 11/4/97                                     4,972
----------------------------------------------------------
(b)GMAC Mortgage Corporation of Pennsylvania
  5.84%, 11/3/97                                     9,997
----------------------------------------------------------
(a)Household International, Inc.
  5.66%, 11/3/97                                    14,000
----------------------------------------------------------
Sears Roebuck Acceptance Corp.
  5.69%, 1/14/98                                    24,711
----------------------------------------------------------
                                                    83,597
CONSUMER PRODUCTS AND SERVICES--2.8%
----------------------------------------------------------
Coca-Cola Enterprises, Inc.
  5.57%, 12/18/97                                   19,856
----------------------------------------------------------
Tribune Co.
  5.61%, 11/14/97                                   24,950
----------------------------------------------------------
                                                    44,806
DIVERSIFIED FINANCE--5.3%
----------------------------------------------------------
APEX Funding Corp.
  5.67%, 11/25/97                                   19,925
----------------------------------------------------------
(a)CIT Group Holdings, Inc.
  5.59%, 11/1/97                                    14,992
----------------------------------------------------------
Dynamic Funding Corp.
  5.63%, 11/10/97                                   19,972
----------------------------------------------------------
Heller Financial, Inc.
  5.65%, 12/8/97                                     9,942
----------------------------------------------------------
Old Line Funding Corp.
  5.59%, 11/17/97                                   19,951
----------------------------------------------------------
                                                    84,782

                                                     Value
FINANCIAL SERVICES--6.8%
----------------------------------------------------------
(a)Bear Stearns Companies Inc.
  5.60% - 5.65%, 11/6/97 - 11/18/97             $   23,000
----------------------------------------------------------
(a)Goldman Sachs Group, L.P.
  5.58%, 11/17/97                                   13,000
----------------------------------------------------------
(a)(b)Lehman Brothers Holdings, Inc.
  5.62%, 11/19/97                                   18,000
----------------------------------------------------------
(a)Merrill Lynch & Co., Inc.
  5.59%, 11/18/97                                   13,000
----------------------------------------------------------
(a)Morgan Stanley Group, Inc.
  5.60%, 11/18/97                                   11,000
----------------------------------------------------------
Nomura Holding America, Inc.
  5.69% - 5.78%, 12/17/97 - 1/20/98                 19,801
----------------------------------------------------------
(a)Salomon, Inc.
  5.73%, 11/4/97                                    10,000
----------------------------------------------------------
                                                   107,801

MUNICIPAL AND STATE OBLIGATIONS--.8%
----------------------------------------------------------
Oakland-Alameda County
  5.60%, 11/4/97                                    10,000
----------------------------------------------------------
(a)Texas, General Obligation
  5.56%, 11/15/97                                    2,255
----------------------------------------------------------
                                                    12,255
UTILITIES--2.5%
----------------------------------------------------------
Brazos River Authority, Texas
  5.60%, 12/19/97                                   10,000
----------------------------------------------------------
Frontier Corp.
  5.57%, 11/4/97                                    19,991
----------------------------------------------------------
GTE Corp.
  5.52%, 11/3/97                                     9,997
----------------------------------------------------------
                                                    39,988
----------------------------------------------------------

TOTAL CORPORATE OBLIGATIONS--75.7%
(average maturity: 29 days)                      1,207,179
----------------------------------------------------------

Cash Account Trust                                                             4
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at October 31, 1997
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value

CERTIFICATES OF DEPOSIT
(a)Bank of Boston Corp.
  5.74%, 11/1/97                                $   10,002
----------------------------------------------------------
(a)Bank One
  5.67%, 11/3/97                                    19,991
----------------------------------------------------------
(a)Bankers Trust Co.
  5.69%, 11/1/97                                    12,998
----------------------------------------------------------
(a)Banque Nationale de Paris
  5.69%, 11/4/97                                    25,000
----------------------------------------------------------
(a)Comerica Bank
  5.58%, 12/22/97                                    9,994
----------------------------------------------------------
(a)CoreStates Bank, N.A.
  5.58%, 11/20/97                                   10,000
----------------------------------------------------------
(a)First National Bank of Boston
  5.67%, 11/1/97                                    12,499
----------------------------------------------------------
(a)Key Bank, N.A.
  5.64%, 11/4/97                                    19,992
----------------------------------------------------------
MBNA America Bank, N.A.
  5.64%, 11/6/97                                    15,000
----------------------------------------------------------
Morgan Guaranty Trust
(a)  5.63%, 11/1/97                                  9,998
  5.57%, 12/22/97                                   10,000
----------------------------------------------------------
(a)PNC Bank, N.A.
  5.62%, 11/1/97                                     9,998
----------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT--10.4%
(average maturity: 10 days)                        165,472
----------------------------------------------------------

                                                     Value

(C)REPURCHASE AGREEMENTS
(Dated 8/97 - 10/97, collateralized by Federal
Home Loan Mortgage Corp. and Federal National
Mortgage Association securities)
----------------------------------------------------------
Chase Securities, Inc.
(held at The Chase Manhattan Bank)
  5.61%, 11/10/97                               $   25,000
----------------------------------------------------------
Goldman, Sachs & Co.
(held at The Bank of New York)
  5.35% - 5.52%, 11/3/97 - 11/24/97                 45,000
----------------------------------------------------------
Salomon Brothers, Inc.
(held at The Bank of New York)
  5.57% - 5.60%, 12/2/97 - 12/16/97                160,000
----------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS--14.4%
(average maturity: 29 days)                        230,000
----------------------------------------------------------

TOTAL INVESTMENTS--100.5%
(average maturity: 27 days)                      1,602,651
----------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(.5%)               (8,695)
----------------------------------------------------------

NET ASSETS--100%                                $1,593,956
----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Cash Account Trust                                                             5

--------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
Investments at October 31, 1997
(Value in thousands)

--------------------------------------------------------------------------------

                Short-Term Notes                    Value
(Issued or guaranteed by U.S. Government agencies
or instrumentalities)
-----------------------------------------------------------
(a)Export-Import Bank of the United States
  Kuwait Investment Authority
    5.75%, 11/17/97                                $  5,198
-----------------------------------------------------------
(a)Federal Home Loan Bank
    5.66%, 11/2/97                                    7,200
-----------------------------------------------------------
(a)Federal Home Loan Mortgage Corp.
    5.90%, 11/1/97                                    2,405
-----------------------------------------------------------
(a)Federal National Mortgage Association
    5.28% - 5.60%, 11/1/97 - 11/4/97                 50,883
-----------------------------------------------------------
(a)Overseas Private Investment Corp.
  Omolon
    5.50%, 11/4/97                                   26,000
-----------------------------------------------------------
(a)Student Loan Marketing Association
    5.32%, 11/4/97                                   85,708
-----------------------------------------------------------

TOTAL SHORT-TERM NOTES--24.1%
(average maturity: 4 days)                          177,394
-----------------------------------------------------------

(c)REPURCHASE AGREEMENTS
(Dated 9/97 and 10/97, collateralized by Federal
Home Loan Mortgage Corp. and Federal National
Mortgage Association securities)
-----------------------------------------------------------
Bear, Stearns & Co., Inc.
    5.65%, 11/5/97                                    8,000
(b)    5.62% - 5.67%, 11/2/97 - 11/26/97             64,000
-----------------------------------------------------------
CS First Boston, Inc.
(held at The Chase Manhattan Bank)
    5.57%, 11/5/97                                   35,000
-----------------------------------------------------------
Chase Securities, Inc.
(held at The Chase Manhattan Bank)
    5.60%, 11/3/97                                   20,000
-----------------------------------------------------------
Donaldson, Lufkin & Jenrette Securities Corp.
(held at The Chase Manhattan Bank)
    5.63%, 11/6/97                                   32,000
-----------------------------------------------------------

                Short-Term Notes                    Value
Goldman, Sachs & Co.
(held at The Bank of New York)
    5.58% - 5.65%, 11/5/97 - 1/5/98                $ 35,000
-----------------------------------------------------------
Lehman Government Securities, Inc.
(held at The Chase Manhattan Bank)
    5.58%, 11/5/97                                   35,000
-----------------------------------------------------------
Merrill Lynch Government Securities, Inc.
(held at The Chase Manhattan Bank)
    5.55%, 11/5/97                                   35,000
-----------------------------------------------------------
Morgan Stanley & Co., Inc.
(held at The Bank of New York)
    5.61% - 5.68%, 11/3/97 - 1/7/98                 108,000
-----------------------------------------------------------
Nikko Securities Co. International, Inc.
(held at The Bank of New York)
    5.54% - 5.60%, 11/5/97 - 11/12/97                35,000
-----------------------------------------------------------
Nomura Securities International, Inc.
(held at The Bank of New York)
    5.55% - 5.79%, 11/3/97 - 11/12/97                35,000
-----------------------------------------------------------
Salomon Brothers, Inc.
(held at The Bank of New York)
    5.58% - 5.66%, 11/24/97 - 2/4/98                108,000
-----------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS--75.0%
(average maturity: 22 days)                         550,000
-----------------------------------------------------------

TOTAL INVESTMENTS--99.1%
(average maturity: 18 days)                         727,394
-----------------------------------------------------------

CASH AND OTHER ASSETS, LESS LIABILITIES--.9%          6,374
-----------------------------------------------------------

NET ASSETS--100%                                   $733,768
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Cash Account Trust                                                             6

--------------------------------------------------------------------------------

Tax-Exempt Portfolio
Investments at October 31, 1997
(Value in thousands)

--------------------------------------------------------------------------------

(a)Variable Rate Demand Securities               Value
CALIFORNIA
---------------------------------------------------------
Los Angeles
Harbor Improvement Corp.
    3.85%                                        $  6,500
DISTRICT OF COLUMBIA
---------------------------------------------------------
General Obligation
    4.06%                                           7,400
FLORIDA
---------------------------------------------------------
Alachua County
Health Facilities Authority
    3.65%                                           2,900
---------------------------------------------------------
Jacksonville
Industrial Development Revenue
    3.74%                                           5,300
GEORGIA
---------------------------------------------------------
Fulton County
Morehouse College
    3.80%                                           2,000
---------------------------------------------------------
Laurens County
Development Revenue
    3.75%                                           4,000
ILLINOIS
---------------------------------------------------------
Industrial Development Finance Authority
    4.10%                                           2,000
---------------------------------------------------------
Development Finance Authority
    3.70%                                           4,000
---------------------------------------------------------
Elgin
Judson College Project
    3.74%                                           3,730
---------------------------------------------------------
Rockford
Industrial Project Revenue
    3.90%                                           2,300
---------------------------------------------------------
Student Assistance Commission
    3.70%                                           1,000
INDIANA
---------------------------------------------------------
Health Facility Financing Authority
    3.65%                                           4,000
---------------------------------------------------------
Ossian
Economic Development Revenue
    3.75%                                           1,000
---------------------------------------------------------
Seymour
Economic Development Revenue
    4.05%                                           3,600
KENTUCKY
---------------------------------------------------------
Bowling Green
Industrial Building Revenue
    4.05%                                           2,400
---------------------------------------------------------

(a)Variable Rate Demand Securities               Value
Mayfield
Multi-City Lease Revenue
    3.80%                                        $  5,000
LOUISIANA
---------------------------------------------------------
Lafayette Economic Development Authority
    3.80%                                           2,500
---------------------------------------------------------
Public Facilities Authority
    3.65%                                           4,900
NEW HAMPSHIRE
---------------------------------------------------------
Business Finance Authority
    3.75%                                           2,000
NEW MEXICO
---------------------------------------------------------
Farmington
Pollution Control Revenue
    3.67%                                           8,000
NEW YORK
---------------------------------------------------------
Energy Research and Development Authority
    3.95%                                           1,500
---------------------------------------------------------
General Obligation
    3.75%                                           5,500
NORTH CAROLINA
---------------------------------------------------------
Medical Care Commission
Hospital Revenue
    3.65%                                           5,000
OHIO
---------------------------------------------------------
Butler County
Industrial Development Revenue
    3.80%                                           3,000
---------------------------------------------------------
Medina County
Health Care Facilities Revenue
    3.70%                                           4,500
OREGON
---------------------------------------------------------
Economic Development Revenue
    3.80%                                           4,500
PENNSYLVANIA
---------------------------------------------------------
Delaware County
Redevelopment Authority
    4.28%                                           5,000
---------------------------------------------------------
Emmaus
General Authority Revenue
    3.70%                                           2,000
---------------------------------------------------------
Lehigh County
Industrial Development Authority
    3.85%                                           5,000
---------------------------------------------------------
Philadelphia
Redevelopment Authority
    3.70%                                           1,400

Cash Account Trust                                                             7
--------------------------------------------------------------------------------

Tax-Exempt Portfolio
Investments at October 31, 1997
(Value in thousands)

--------------------------------------------------------------------------------

                                                  Value
TENNESSEE
---------------------------------------------------------
Clarksville
Public Building Authority
    3.65%                                        $  4,100
---------------------------------------------------------
Maury County
Industrial Development Board
    3.75%                                           2,000
---------------------------------------------------------
Smyrna Housing Association
Multi-Family Housing Revenue
    4.10%                                           5,000
TEXAS
---------------------------------------------------------
Corpus Christi
Industrial Development Revenue
    3.80%                                           2,100
---------------------------------------------------------
Tarrant County
Industrial Development Revenue
    3.95%                                           5,000
UTAH
---------------------------------------------------------
Springville
Industrial Development Revenue
    3.65%                                           1,150
VIRGINIA
---------------------------------------------------------
Loudoun County
Industrial Development Authority
    3.85%                                           3,000
---------------------------------------------------------
Louisa County
Industrial Development Authority
    3.65%                                           2,000
WASHINGTON
---------------------------------------------------------
Port Angeles
Industrial Development Corp.
    4.05%                                           3,500
---------------------------------------------------------
Port of Vancouver
    3.75%                                           2,000
WISCONSIN
---------------------------------------------------------
Eau Claire
Solid Waste Disposal Revenue
    3.75%                                           1,800
---------------------------------------------------------

TOTAL VARIABLE RATE
DEMAND SECURITIES--43.3%
(average maturity: 6 days)                        143,580
---------------------------------------------------------

                                                  Value
OTHER SECURITIES
ALABAMA
---------------------------------------------------------
Mobile
Port City Medical Clinic Board
    3.80%, 11/10/97 - 12/11/97                   $ 10,000
ALASKA
---------------------------------------------------------
Valdez
Marine Terminal Revenue
    3.75%, 11/12/97                                 3,000
ARIZONA
---------------------------------------------------------
Salt River Project
Agricultural Improvement and Power District
    3.75% - 3.85%, 11/13/97 - 12/16/97             10,015
COLORADO
---------------------------------------------------------
Platte River Power Authority
    3.80%, 2/11/98 - 2/19/98                       10,000
FLORIDA
---------------------------------------------------------
Hillsborough County
Aviation Authority
    3.90%, 12/8/97                                  4,900
---------------------------------------------------------
Jacksonville Electric Authority
    3.80%, 2/6/98                                   4,000
---------------------------------------------------------
Orange County
    3.80%, 2/19/98                                  3,400
---------------------------------------------------------
Sarasota County
Public Hospital District
    3.70% - 3.80%, 11/12/97 - 12/10/97             10,300
---------------------------------------------------------
Sunshine State
Governmental Financing Commission
    3.80%, 11/10/97 - 12/19/97                      7,925
GEORGIA
---------------------------------------------------------
Municipal Electric Authority
    3.80%, 2/13/98                                  8,150
ILLINOIS
---------------------------------------------------------
Education Facilities Authority
    3.70% - 3.80%, 11/13/97 - 11/14/97              7,009
INDIANA
---------------------------------------------------------
Jasper County
Pollution Control Revenue
    3.75% - 3.80%, 11/14/97 - 12/15/97              4,100
---------------------------------------------------------
Mt. Vernon
Pollution Control and Solid Waste Disposal
Revenue
    3.80%, 11/14/97                                 3,000
---------------------------------------------------------
Sullivan
Pollution Control Revenue
    3.70% - 3.80%, 11/10/97 - 12/11/97              7,185

Cash Account Trust                                                             8
--------------------------------------------------------------------------------

Tax-Exempt Portfolio
Investments at October 31, 1997
(Value in thousands)

--------------------------------------------------------------------------------

                                                  Value
KENTUCKY
---------------------------------------------------------
Danville
Multi-City Lease Revenue
    3.90%, 2/6/98                                $  3,570
---------------------------------------------------------
Pendleton County
Multi-County Lease Revenue
    3.80% - 3.85%, 2/6/98 - 2/12/98                 5,800
MARYLAND
---------------------------------------------------------
Anne Arundel County
Port Facilities Revenue
    3.75%, 11/10/97                                 2,000
MISSISSIPPI
---------------------------------------------------------
Claiborne County
Pollution Control Revenue
    3.85%, 11/10/97                                 4,100

NEBRASKA
---------------------------------------------------------
Omaha Public Power
    3.70% - 3.85%, 11/12/97 - 11/13/97              5,500

NEW HAMPSHIRE
---------------------------------------------------------
Business Finance Authority
    3.80%, 11/14/97                                 3,000
NEW YORK
---------------------------------------------------------
Nassau County
Revenue Anticipation Notes
    3.85%, 4/10/98                                  4,458

NORTH CAROLINA
---------------------------------------------------------
Eastern Municipal Power Agency
    3.80%, 2/11/98 - 2/12/98                        8,500
---------------------------------------------------------
Municipal Power Agency
    3.75%, 11/12/97 - 12/1/97                       6,000

PENNSYLVANIA
---------------------------------------------------------
Allegheny County
Industrial Development Authority
    3.65%, 11/19/97                                 4,500

                                                  Value
TEXAS
---------------------------------------------------------
Brazoria County
Brazos River Harbor Navigation District
    3.80%, 11/12/97                              $  1,000
---------------------------------------------------------
Dallas
Area Rapid Transit
    3.80% - 3.85%, 11/17/97 - 12/15/97              7,400
---------------------------------------------------------
Houston
Water and Sewer System
    3.80%, 11/13/97                                 7,000
---------------------------------------------------------
Municipal Power Agency
    3.70% - 3.80%, 11/14/97 - 2/23/98               9,000
---------------------------------------------------------
Port Development Corp.
    3.80%, 11/12/97                                 3,850
---------------------------------------------------------
San Antonio
Electric and Gas Systems
    3.80%, 12/16/97 - 2/11/98                       8,800
UTAH
---------------------------------------------------------
Intermountain Power Agency
    3.80%, 2/23/98                                  4,400
VIRGINIA
---------------------------------------------------------
Chesapeake
Industrial Development Authority
    3.80%, 2/12/98                                  1,000
---------------------------------------------------------
Louisa County
Industrial Development Authority
    3.90%, 11/21/97                                 2,000
---------------------------------------------------------
Norfolk
Industrial Development Authority
    3.70%, 11/10/97                                 2,985
---------------------------------------------------------
TOTAL OTHER SECURITIES--56.7%
(average maturity: 50 days)                       187,847
---------------------------------------------------------
TOTAL INVESTMENTS--100%
(average maturity: 32 days)                       331,427
---------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES                         44
---------------------------------------------------------
NET ASSETS--100%                                 $331,471
---------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Cash Account Trust                                                             9

--------------------------------------------------------------------------------

Notes to Portfolios of Investments

--------------------------------------------------------------------------------

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at October 31, 1997. The dates shown represent the demand date or the next interest rate change date. Securities in the Tax-Exempt Portfolio shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At October 31, 1997, the aggregate value of illiquid securities was $36,620,000 in the Money Market Portfolio and $64,000,000 in the Government Securities Portfolio, which represented 2.3% and 8.7%, respectively, of net assets.

(c) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Fund's custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.

Cash Account Trust                                                            10

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1997
(in thousands)

--------------------------------------------------------------------------------

                                                                MONEY           GOVERNMENT
                                                                MARKET          SECURITIES        TAX-EXEMPT
                           ASSETS                             PORTFOLIO         PORTFOLIO          PORTFOLIO
-------------------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                       $1,372,651         177,394            331,427
-------------------------------------------------------------------------------------------------------------
  Repurchase agreements                                          230,000         550,000                 --
-------------------------------------------------------------------------------------------------------------
  Cash                                                                --           4,361                 --
-------------------------------------------------------------------------------------------------------------
  Interest receivable                                              3,203           3,654              1,482
-------------------------------------------------------------------------------------------------------------
    Total assets                                               1,605,854         735,409            332,909
-------------------------------------------------------------------------------------------------------------

LIABILITIES AND NET ASSETS
-------------------------------------------------------------------------------------------------------------
Cash overdraft                                                     8,289              --                850
-------------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                        2,047             937                260
-------------------------------------------------------------------------------------------------------------
  Management fee                                                     321             211                170
-------------------------------------------------------------------------------------------------------------
  Distribution services fee                                          807             368                103
-------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             316              91                 45
-------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                           118              34                 10
-------------------------------------------------------------------------------------------------------------
    Total liabilities                                             11,898           1,641              1,438
-------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $1,593,956         733,768            331,471
-------------------------------------------------------------------------------------------------------------

THE PRICING OF SHARES
-------------------------------------------------------------------------------------------------------------
Shares outstanding                                             1,593,956         733,768            331,471
-------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                     $1.00            1.00               1.00
-------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Cash Account Trust                                                            11

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Six months ended October 31, 1997
(in thousands)

--------------------------------------------------------------------------------

                                                                 MONEY                GOVERNMENT
                                                                 MARKET               SECURITIES            TAX-EXEMPT
                                                               PORTFOLIO              PORTFOLIO              PORTFOLIO
                                                              ---------------------------------------------------------
INTEREST INCOME                                                 $25,787                 17,957                 5,715
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                                    960                    707                   362
-----------------------------------------------------------------------------------------------------------------------
  Distribution services fee                                       2,694                  1,892                   739
-----------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses            929                    500                   235
-----------------------------------------------------------------------------------------------------------------------
  Registration costs                                                 65                     80                    70
-----------------------------------------------------------------------------------------------------------------------
  Professional fees                                                  12                     11                     6
-----------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                            20                     14                     5
-----------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                           15                      7                     3
-----------------------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                          4,695                  3,211                 1,420
-----------------------------------------------------------------------------------------------------------------------
  Less expenses waived by the investment manager                   (169)                  (129)                  (91)
-----------------------------------------------------------------------------------------------------------------------
    Total expenses absorbed by the Portfolio                      4,526                  3,082                 1,329
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                           $21,261                 14,875                 4,386
-----------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
Six months ended October 31, 1997 and year ended April 30, 1997
(in thousands)

--------------------------------------------------------------------------------

                                                        MONEY MARKET               GOVERNMENT                TAX-EXEMPT
                                                         PORTFOLIO            SECURITIES-PORTFOLIO            PORTFOLIO
                                                  OCTOBER 31,   APRIL 30,    OCTOBER 31,   APRIL 30,   OCTOBER 31,   APRIL 30,
                                                     1997          1997         1997         1997         1997         1997
                                                  ------------------------   -----------------------   -----------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
Net investment income                             $   21,261        24,710      14,875        16,267       4,386        2,809
------------------------------------------------------------------------------------------------------------------------------
Net realized loss                                         --        (1,416)         --            --          --           --
------------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation                         --         1,416          --            --          --           --
------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment
income                                               (21,261)      (24,710)    (14,875)      (16,267)     (4,386)      (2,809)
------------------------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and
number of shares are the same):
Shares sold                                        3,336,989     2,030,788     978,188     1,283,520     762,385      446,705
------------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends            20,010        24,932      14,572        16,766       4,286        2,925
------------------------------------------------------------------------------------------------------------------------------
                                                   3,356,999     2,055,720     992,760     1,300,286     766,671      449,630
Shares redeemed                                   (2,347,990)   (1,925,798)   (803,493)     (945,704)   (655,991)    (295,820)
------------------------------------------------------------------------------------------------------------------------------
Net increase from capital share transactions and
total increase in net assets                       1,009,009       129,922     189,267       354,582     110,680      153,810
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                  584,947       455,025     544,501       189,919     220,791       66,981
------------------------------------------------------------------------------------------------------------------------------
End of period                                     $1,593,956       584,947     733,768       544,501     331,471      220,791
------------------------------------------------------------------------------------------------------------------------------

Cash Account Trust                                                            12

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Cash Account Trust (the Fund) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three series of shares (Portfolios). The Money Market Portfolio invests primarily in short-term high quality obligations of major banks and corporations. The Government Securities Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. The Tax-Exempt Portfolio invests in short-term high quality municipal securities.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

EXPENSES
Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share (NAV) by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market Portfolio, at 11:00 a.m., 1:00 p.m., 3:00 p.m. and 8:00 p.m. Chicago time for the Government Securities Portfolio and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.

FEDERAL INCOME TAXES
Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies during the six months ended October 31, 1997.

3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT
The Fund has a management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee at an annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. During the six months ended October 31, 1997, the Fund incurred management fees of $2,029,000.

DISTRIBUTION AGREEMENT
The Fund also has an administration, shareholder services and distribution agreement with Zurich Kemper Distributors, Inc. (ZKDI). For its services as primary distributor, the Fund pays ZKDI an annual fee of .60% of average daily net assets for the Money Market and Government Securities Portfolios and .50% of average daily net assets for the Tax-Exempt Portfolio. For the six months ended October 31, 1997, the Fund incurred

Cash Account Trust                                                            13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

distribution fees of $5,325,000. ZKDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, ZKDI pays such firms based on the average daily net assets of those accounts they maintain and service at an annual rate of .60% for the Money Market and Government Securities Portfolios, and .50% for the Tax-Exempt Portfolio. During the six months ended October 31, 1997, ZKDI paid fees of $5,325,000 to various firms pursuant to the related service agreements.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the Fund's transfer agent, Zurich Kemper Service Company (ZKSvC) is the shareholder service agent of the Fund. Under the agreement, ZKSvC received shareholder services fees of $1,465,000 for the six months ended October 31, 1997.

OFFICERS AND TRUSTEES
Certain officers or trustees of the Fund are also officers or directors of ZKI. During the six months ended October 31, 1997, the Fund made no payments to its officers and incurred trustees' fees of $13,000 to independent trustees.

EXPENSE ABSORPTION
ZKI has agreed to limit operating expenses of each portfolio, as follows: Money Market Portfolio (1.00%), Government Securities Portfolio (1.00%) and Tax-Exempt Portfolio (.95%). For the six months ended October 31, 1997, ZKI absorbed expenses of $389,000.

Cash Account Trust                                                            14

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                             Six months
                                                                ended                   Year ended April 30,
                                                             October 31,     -------------------------------------------
                   Money Market Portfolio                       1997          1997        1996        1995        1994
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                              $1.00         1.00        1.00        1.00        1.00
------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                        .02          .05         .05         .04         .02
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $1.00         1.00        1.00        1.00        1.00
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                      2.40%        4.60        4.96        4.38        2.42
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses after expense waiver                                      1.00%        1.00        1.00         .99         .93
------------------------------------------------------------------------------------------------------------------------
Net investment income                                              4.70%        4.51        4.83        4.54        2.48
------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                           1.04%        1.03        1.05        1.05        1.20
------------------------------------------------------------------------------------------------------------------------
Net investment income                                              4.66%        4.48        4.78        4.48        2.21
------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                   $1,593,956      584,947     455,025     378,551     156,153
------------------------------------------------------------------------------------------------------------------------

NOTE:
The Money Market Portfolio's total returns for the years ended April 30, 1996 and 1995 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 4.80% and 4.16%, respectively.

                                                             Six months
                                                                ended                  Year ended April 30,
                                                             October 31,     -----------------------------------------
              Government Securities Portfolio                   1997          1997        1996        1995       1994
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                              $1.00         1.00        1.00       1.00       1.00
----------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                       .02           .05         .05        .04        .02
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $1.00          1.00        1.00       1.00       1.00
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                     2.38%         4.69        5.01       4.37       2.49
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses after expense waiver                                      .97%          .92         .90        .90        .84
----------------------------------------------------------------------------------------------------------------------
Net investment income                                             4.68%         4.59        4.88       4.66       2.47
----------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                          1.01%          .99        1.06       1.05       1.22
----------------------------------------------------------------------------------------------------------------------
Net investment income                                             4.64%         4.52        4.72       4.51       2.09
----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                    $733,768       544,501     189,919     138,020    30,829
----------------------------------------------------------------------------------------------------------------------

Cash Account Trust                                                            15

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                              Six months
                                                                 ended               Year ended April 30,
                                                              October 31,    -------------------------------------
Tax-Exempt Portfolio                                             1997         1997       1996      1995      1994
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                              $1.00         1.00      1.00      1.00      1.00
------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                        .01          .03       .03       .03       .02
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $1.00         1.00      1.00      1.00      1.00
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                      1.50%        2.82      3.16      2.80      1.84
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses after expense waiver                                       .89%         .81       .78       .76       .74
------------------------------------------------------------------------------------------------------------------
Net investment income                                              2.94%        2.78      3.10      3.00      1.82
------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                            .95%         .96       .98       .93      1.20
------------------------------------------------------------------------------------------------------------------
Net investment income                                              2.88%        2.63      2.90      2.83      1.36
------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                     $331,471      220,791    66,981    67,748    16,991
------------------------------------------------------------------------------------------------------------------

NOTE FOR ALL PORTFOLIOS:

ZKI has agreed to temporarily waive certain operating expenses. The Other Ratios to Average Net Assets are computed without this expense waiver.

                                         CASH ACCOUNT
                                         TRUST

                                         SEMIANNUAL
                                         REPORT
                                         OCTOBER 31, 1997

Investment Manager:
Zurich Kemper Investments, Inc.

Principal Underwriter:
Kemper Distributors, Inc.
222 South Riverside Plaza, Chicago, IL 60606 www.kemper.com

This report is not to be distributed unless preceded or accompanied by a prospectus.

CAT-3 1041910 12/97              (LOGO)

            Printed on recycled paper.